Acquisitions (Details) - USD ($)	Mar. 07, 2022	Oct. 03, 2021	Jul. 20, 2021	Jun. 04, 2021	Jun. 01, 2021
Acquisitions (Details) [Line Items]
Purchase price per share (in Dollars per share)	$ (1)
Impairment in investment		$ 424,632
Stock Purchase Agreement [Member]
Acquisitions (Details) [Line Items]
Consideration in cash			$ 144,750
Plant Camp LLC [Member]
Acquisitions (Details) [Line Items]
Membership interests purchased				$ 300,000
Plant Camp LLC [Member] | Membership Interest Purchase Agreement [Member]
Acquisitions (Details) [Line Items]
Purchase of acquired common shares (in Shares)				841,005	490,863
Issued and outstanding equity, percentage				89.00%
Membership interests purchased					$ 175,000
Plant Camp LLC [Member] | Plant Camp LLC [Member]
Acquisitions (Details) [Line Items]
Issued and outstanding equity, percentage					33.00%
WHE Agency, Inc. [Member] | Stock Purchase Agreement [Member]
Acquisitions (Details) [Line Items]
Purchase ownership			44.00%
Percentage of voting power			55.00%
Aggregate closing consideration			$ 1,038,271
Consideration in form of shares, value			$ 893,521
Consideration in form of shares, shares (in Shares)			224,503
Common stock at a price (in Dollars per share)			$ 3.98
Purchase price			$ 1,038,271
Purchase price percentage			44.00%
Fair value of the non-controlling interest			$ 1,190,000
Dune, Inc [Member]
Acquisitions (Details) [Line Items]
Invested amount		$ 732,297
Common stock shares (in Shares)		3,905,634
Restricted shares (in Shares)		163,344
Common stock shares issuable (in Shares)		50,000